GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.1 - Schedule 5

GS Loan Number	Loan Number	Primary Servicer	Servicing Fee-Percentage	Servicing Fee-Flat Dollar	Servicing Advance Methodology	Originator	Loan Group	Amortization Type	Lien Position	HELOC Indicator	Loan Purpose	Cash Out Amount	Total Origination and Discount Point in Dollars	Covered/High Cost Loan Indicator	Relocation Loan Indicator	Broker Indicator	Channel	Escrow Indicator	Senior Loan Amount(s)	Loan Type of Most Senior Lien	Hybrid Period of Most Senior Lien in Months	Neg Am Limit of Most Senior Lien	Junior Mortgage Balance	Origination Date of Most Senior Lien	Origination Date	Original Loan Amount	Original Interest Rate	Original Amortization Term	Original Term to Maturity	First Payment Date of Loan	Interest Type Indicator	Original Interest Only Term	Buy Down Period	HELOC Draw Period	Current Loan Amount	Current Interest Rate	Current Payment Amount Due	Current Payment Status	Index Type	ARM Look Back Days	Gross Margin	ARM Round Flag	ARM Round Factor	Initial Fixed Rate Period	Initial Interest Rate Cap Change Up	Initial Interest Rate Cap Change Down	Subsequent Interest Rate Reset Period	Subsequent Interest Rate Change Down	Subsequent Interest Rate Cap Change Up	Lifetime Maximum Rate Ceiling	Lifetime Minimum Rate Floor	Negative Amortization Limit	Initial Negative Amortization Recast Period	Subsequent Negative Amortization Recast Period	Initial Fixed Payment Period	Subsequent Payment Reset Period	Initial Periodic Payment Cap	Subsequent Periodic Payment Cap	Initial Minimum Payment Reset Period	Subsequent Minimum Payment Reset Period	Option ARM Indicator	Options at Recast	Initial Minimum Payment	Current Minimum Payment	Prepayment Penalty Calculation Type	Prepayment Penalty Type	Prepayment Penalty Total Term	Prepayment Penalty Hard Term	Primary Borrower ID	Number of Mortgaged Properties	Total Number of Borrowers	Self-employment Flag	Current Other Monthly Payment	Length of Employment: Borrower	Length of Employment: Co-Borrower	Years in Home	FICO Model Used	Most Recent FICO Date	Primary Wage Earner Original FICO: Equifax	Primary Wage Earner Original FICO: Experian	Primary Wage Earner Original FICO: TransUnion	Secondary Wage Earner Original FICO: Equifax	Secondary Wage Earner Original FICO: Experian	Secondary Wage Earner Original FICO: TransUnion	Most Recent Primary Borrower FICO	Most Recent Co-Borrower FICO	Most Recent FICO Method	Vantage Score: Primary Borrower	Vantage Score Co-Borrower	Most Recent Vantage Score Method	Vantage Score Date	Credit Report: Longest Trade Line	Credit Report: Maximum Trade Line	Credit Report: Number of Trade Lines	Credit Line Usage Ratio	Most Recent 12-month Pay History	Months Bankruptcy	Months Foreclosure	Primary Borrower Wage Income	Co-Borrower Wage Income	Primary Borrower Other Income	Co-Borrower Other Income	All Borrower Wage Income	All Borrower Total Income	4506-T Indicator	Borrower Income Verification Level	Co-borrower Income Verification	Borrower Employment Verification	Co-borrower Employment Verification	Borrower Asset Verification	Co-borrower Asset Verification	Liquid/Cash Assets	Monthly Debt All Borrowers	Originator DTI	Fully Indexed Rate	Qualification Method	Percentage of Down Payment from Borrower Own Funds	City	State	Postal Code	Property Type	Occupancy	Sales Price	Original Appraised Property Value	Original Property Valuation Type	Original Property valuation date	Original Automated Valuation Model AVM Model Name	Original AVM Confidence Score	Most Recent Property Value	Most Recent Property Valuation Type	Most Recent Property Valuation Date	Most Recent AVM Model Name	Most Recent AVM Confidence Score	Original CLTV	Original LTV	Original Pledged Assets	Mortgage Insurance Company Name	Mortgage Insurance Percent	MI: Lender or Borrower paid?	Pool Insurance Co. Name	Pool Insurance Stop Loss %	MI Certificate Number	Updated DTI(Front-end)	Updated DTI(Back-end)	Modification Effective Payment Date	Total Capitalized Amount	Total Deferred Amount	Pre-Modification Interest Note Rate	Pre-Modification P&I Payment	Pre-Modification Initial Interest Rate Change Downward Cap	Pre-Modification Subsequent Interest Rate Cap	Pre-Modification Next Interest Rate Change Date	Pre-Modification I/O Term	Forgiven Principal Amount	Forgiven Interest Amount	Number of Modifications	Real Estate Interest	Community Ownership Structure	Year of Manufacture	HUD Code Compliance Indicator (Y/N)	Gross Manufacturer's Invoice Price	LTI (Loan-to-Invoice) Gross	Net Manufacturer's Invoice Price	LTI (Net)	Manufacturer Name	Model Name	Down Payment Source	Community/Related Party Lender (Y/N)	Defined Underwriting Criteria (Y/N)	Chattel Indicator	Primary Borrower Representative FICO	Secondary Borrower Representative FICO	Qualifying Loan FICO	Originator DTI-Back End	Originator DTI-Front End	Property Address	Maturity Date	Borrower First Name	Borrower Last Name	Co Borrower First Name	Co Borrower Last Name	Flood Certificate Number	FEMA Flood Zone	Appraisal Type	Appraisal Date	TILA Status	Application Date	Points and Fees	Rate Lock Date	Loan APR	B1 Employment Indicator	B2 Employment Indicator	Borrower Citizenship	CoBorrower Citizenship	Residual Income	Borrower Years in Field	Co-Borrower Years in Field	PITIA On Financed Properties	PITIA On Subject Property	Non Occupant	Months Reserves	Borrower is FTHB	Co Borrower is FTHB	Ownership Type	Deed In Lieu Flag	Short Sale in Last 4 Years	Loan Mod	Collections > 5K	4506-T	FTHB Previous Rent	FTHB Min 3 Years Employment History	CU Score	R&W Eligible
XXXX	XXXX					XXXX	UNK	1	1	0	7		XXXX	0	0	0	1	4							XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	2			0																															0				XXXX	1	1	0	XXXX	XXXX		XXXX	1	XXXX	XXXX	XXXX	XXXX				XXXX		3					340	56762	6	0.58				XXXX		XXXX		XXXX	XXXX	0	5		3		4		XXXX	XXXX	XXXX		1	1.0	XXXX	XX	XXXX	1	1	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX																				0															XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		XXXX			XXXX		XXXX	XXXX	XXXX	XXXX	No		Fee Simple	No	No	No		1		No	2.2	Not Eligible